UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

8020 Excelsior Drive, Suite 402

Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb

8020 Excelsior Drive, Suite 402

Madison, WI 53717
(Name and address of agent for service)

608-824-8800

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.63%

Administrative and Support Services - 7.00%
Alliance Data Systems Corporation (a)	1,800	$497,826
The Priceline Group, Inc. (a)	650	828,717
Synchrony Financial (a)	32,500	988,325
		2,314,868

Beverage and Tobacco Product Manufacturing - 6.72%
Brown-Forman Corporation	4,000	397,120
Constellation Brands, Inc. - Class A	10,000	1,424,400
PepsiCo, Inc.	4,000	399,680
		2,221,200

Broadcasting (except Internet) - 2.38%
The Walt Disney Company	7,500	788,100

Chemical Manufacturing - 11.79%
Allergan PLC (a) (b)	3,500	1,093,750
Church & Dwight Company, Inc.	7,000	594,160
Johnson & Johnson	6,500	667,680
Portola Pharmaceuticals, Inc. (a)	16,500	848,925
Taro Pharmaceutical Industries Ltd. (a) (b)	4,500	695,475
		3,899,990

Clothing and Clothing Accessories Stores - 1.07%
The TJX Companies, Inc.	5,000	354,550

Computer and Electronic Product Manufacturing - 6.77%
Apple, Inc.	6,000	631,560
Medtronic PLC (b)	4,000	307,680
Microchip Technology, Inc.	7,000	325,780
NXP Semiconductors NV (a) (b)	8,000	674,000
QUALCOMM, Inc.	6,000	299,910
		2,238,930

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Credit Intermediation and Related Activities - 8.76%
American Express Company	10,000	$695,500
Discover Financial Services	14,000	750,680
Visa, Inc. - Class A	12,400	961,620
Wells Fargo & Company	9,000	489,240
		2,897,040

Data Processing, Hosting, and Related Services - 2.21%
Fiserv, Inc. (a)	8,000	731,680

Food Manufacturing - 1.71%
The Hain Celestial Group, Inc. (a)	14,000	565,460

Health and Personal Care Stores - 1.79%
McKesson Corporation	3,000	591,690

Miscellaneous Manufacturing - 4.25%
3M Company	3,000	451,920
ABIOMED, Inc. (a)	4,500	406,260
Intuitive Surgical, Inc. (a)	1,000	546,160
		1,404,340

Other Information Services - 2.91%
Alphabet, Inc. - Class A (a)	700	544,607
Alphabet, Inc. - Class C (a)	551	418,143
		962,750

Professional, Scientific, and Technical Services - 7.02%
Cerner Corporation (a)	10,000	601,700
Exact Sciences Corporation (a)	37,500	346,125
Jack Henry & Associates, Inc.	9,500	741,570
MasterCard, Inc - Class A	6,500	632,840
		2,322,235

Publishing Industries (Except Internet) - 1.68%
ANSYS, Inc. (a)	6,000	555,000

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Transportation Equipment Manufacturing - 1.57%
Honeywell International, Inc.	5,000	$517,850

TOTAL COMMON STOCKS
(Cost $16,660,821)		22,365,683

	Principal
	Amount
TRUST PREFERRED SECURITIES - 1.57%

Credit Intermediation and Related Activities - 1.57%
Wells Fargo & Company	$500,000	520,000

TOTAL TRUST PREFERRED SECURITIES
(Cost $569,565)		520,000

CORPORATE BONDS - 24.64%

Administrative and Support Services - 2.26%
The Dun & Bradstreet Corporation
4.375%, 12/01/2022	500,000	490,150
Lender Processing Services, Inc.
5.750%, 04/15/2023	250,000	258,437
		748,587
Broadcasting (except Internet) - 1.53%
Time Warner Cable, Inc.
4.000%, 09/01/2021	500,000	505,475

Chemical Manufacturing - 1.44%
Zoetis, Inc.
3.450%, 11/13/2020	475,000	476,073

Computer and Electronic Product Manufacturing - 2.93%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	500,000	534,332
Motorola Solutions, Inc.
4.000%, 09/01/2024	500,000	434,676
		969,008

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Electronics and Appliance Stores - 1.58%
Ingram Micro, Inc.
5.250%, 09/01/2017	$500,000	$522,530

Food Food Manufacturing - 1.59%
Ingredion, Inc.
4.625%, 11/01/2020	500,000	526,303

Health and Personal Care Stores - 0.91%
CVS Pass-Through Trust
6.943%, 01/10/2030	262,876	301,043

Machinery Manufacturing - 1.53%
KLA-Tencor Corporation
3.375%, 11/01/2019	500,000	505,579

Merchant Wholesalers, Nondurable Goods - 1.52%
Actavis Funding SCS (b)
3.000%, 03/12/2020	500,000	500,853

Other Information Services - 1.47%
Verisign, Inc.
4.625%, 05/01/2023	500,000	486,625

Petroleum and Coal Products Manufacturing - 1.15%
Murphy Oil Corporation
4.000%, 06/01/2022	500,000	379,585

Pipeline Transportation - 0.98%
Copano Energy, LLC
7.125%, 04/01/2021	325,000	324,695

Publishing Industries (Except Internet) - 1.56%
Symantec Corporation
4.200%, 09/15/2020	500,000	516,871

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 4.19%
Citigroup, Inc.
1.670%, 04/25/2024 (c)	$500,000	$497,041
The Goldman Sachs Group, Inc.
3.000%, 10/30/2027 (c)	500,000	484,511
Morgan Stanley
2.064%, 12/01/2017 (c)	400,000	402,500
		1,384,052

TOTAL CORPORATE BONDS
(Cost $8,352,380)		8,147,279

U.S. TREASURY - 4.56%

Treasury Inflation-Protected Securities - 1.54%
U.S. Treasury Bonds TIPS
0.125%, 01/15/2022	525,410	509,716

Treasury Notes - 3.02%
U.S. Treasury Note
2.250%, 11/15/2025	500,000	498,936
U.S. Treasury Note
1.000%, 12/31/2017	500,000	499,414
		998,350

TOTAL U.S. TREASURY
(Cost $1,527,805)		1,508,066

SHORT-TERM INVESTMENTS - 2.69%	Shares

Money Market Funds - 2.69%
Invesco STIC Liquid Assets Portfolio 0.322% (c)	887,353	887,353

TOTAL SHORT-TERM INVESTMENTS
(Cost $887,353)		887,353

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

Total Investments
(Cost $27,997,924) - 101.09%	$33,428,381

Liabilities in Excess of Other Assets - (1.09)%	(359,051)

TOTAL NET ASSETS - 100.00%	$33,069,330

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Israel 2.10%, Ireland 4.24%, Luxembourg 1.51%, Netherlands 2.04%.
(c)	Variable rate security. The rate listed is as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows**:

Cost of investments	$27,997,924
Gross unrealized appreciation	5,983,079
Gross unrealized depreciation	(552,622)
Net unrealized appreciation	$5,430,457

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.20%

Administrative and Support Services - 10.82%
Alliance Data Systems Corporation (a)	1,800	$497,826
The Priceline Group, Inc. (a)	700	892,465
Synchrony Financial (a)	36,000	1,094,760
		2,485,051

Beverage and Tobacco Product Manufacturing - 8.55%
Brown-Forman Corporation - Class B	5,000	496,400
Constellation Brands, Inc. - Class A	10,300	1,467,132
		1,963,532

Broadcasting (except Internet) - 3.43%
The Walt Disney Company	7,500	788,100

Chemical Manufacturing - 19.96%
Allergan PLC (a) (b)	3,700	1,156,250
Church & Dwight Company, Inc.	7,500	636,600
Johnson & Johnson	6,500	667,680
Portola Pharmaceuticals, Inc. (a)	23,000	1,183,350
Radius Health, Inc. (a)	4,500	276,930
Taro Pharmaceutical Industries Ltd. (a) (b)	4,300	664,565
		4,585,375

Clothing and Clothing Accessories Storess - 1.85%
The TJX Companies, Inc.	6,000	425,460

Computer and Electronic Product Manufacturing - 8.83%
Apple, Inc.	5,600	589,456
Microchip Technology, Inc.	7,500	349,050
NXP Semiconductors NV (a) (b)	8,800	741,400
QUALCOMM, Inc.	7,000	349,895
		2,029,801

Credit Intermediation and Related Activities - 11.95%
American Express Company	10,000	695,500
Discover Financial Services	10,000	536,200
Visa, Inc. - Class A	13,200	1,023,660
Wells Fargo & Company	9,000	489,240
		2,744,600

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Data Processing, Hosting, and Related Services - 3.58%
Fiserv, Inc. (a)	9,000	$823,140

Food Manufacturing - 2.64%
The Hain Celestial Group, Inc. (a)	15,000	605,850

Miscellaneous Manufacturing - 5.33%
ABIOMED, Inc. (a)	4,500	406,260
Intuitive Surgical, Inc. (a)	1,500	819,240
		1,225,500

Other Information Services - 4.36%
Alphabet, Inc. - Class A (a)	700	544,607
Alphabet, Inc. - Class C (a)	601	456,087
		1,000,694

Professional, Scientific, and Technical Services - 10.25%
Cerner Corporation (a)	10,000	601,700
Exact Sciences Corporation (a)	40,000	369,200
Jack Henry & Associates, Inc.	9,500	741,570
MasterCard, Inc - Class A	6,600	642,576
		2,355,046

Publishing Industries (Except Internet) - 2.62%
ANSYS, Inc. (a)	6,500	601,250

Transportation Equipment Manufacturing - 2.03%
Honeywell International, Inc.	4,500	466,065

TOTAL COMMON STOCKS
(Cost $16,319,303)		22,099,464

SHORT-TERM INVESTMENTS - 3.46%

Money Market Funds - 3.46%
Invesco STIC Liquid Assets Portfolio 0.322% (c)	793,803	793,803

TOTAL SHORT-TERM INVESTMENTS
(Cost $793,803)		793,803

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

Total Investments
(Cost $17,113,106) - 99.66%	$22,893,267

Other Assets in Excess of Liabilities - 0.34%	78,796

TOTAL NET ASSETS - 100.00%	$22,972,063

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Ireland 5.03%, Israel 2.89%, Netherlands 3.23%.
(c)	Variable rate security. The rate listed is as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows**:

Cost of investments	$17,113,106
Gross unrealized appreciation	6,004,436
Gross unrealized depreciation	(224,275)
Net unrealized appreciation	$5,780,161

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

December 31, 2015 (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, trust preferred securities, and U.S.Treasury notes and bonds, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities, trust preferred securities, and U.S. Treasury notes and bonds will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

December 31, 2015 (Unaudited) (Continued)

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of December 31, 2015, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund Investments in:
Common Stock*	$22,365,683	$-	$-	$22,365,683
Trust Preferred Securities*	-	520,000	-	520,000
Corporate Bonds*	-	8,147,279	-	8,147,279
U.S. Treasury*	-	1,508,066	-	1,508,066
Money Market Funds	887,353	-	-	887,353
Total	$23,253,036	$10,175,345	$-	$33,428,381

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund Investments in:
Common Stock*	$22,099,464	$-	$-	$22,099,464
Money Market Funds	793,803	-	-	793,803
Total	$22,893,267	$-	$-	$22,893,267

* For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ending December 31, 2015, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wisconsin Capital Funds, Inc.

By (Signature and Title)* /s/ Thomas G. Plumb

Thomas G. Plumb, President

(Principal Executive Officer)

Date 2/16/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas G. Plumb

Thomas G. Plumb, President

(Principal Executive Officer)

Date 2/16/2016

By (Signature and Title)* /s/ Nathan M. Plumb

Nathan M. Plumb, Chief Financial Officer

(Principal Accounting Officer)

Date 2/16/2016

* Print the name and title of each signing officer under his or her signature.